Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of activity under our stock repurchase program
Activity under our stock repurchase program was as follows (in millions):

	During the years ended December 31,
	2015		2014		2013
	Shares	Dollars	Shares	Dollars	Shares	Dollars
First quarter	2.9	$451	—	$—	9.1	$771
Second quarter	3.3	515	—	—	—	—
Third quarter	4.6	703	—	—	—	—
Fourth quarter	1.2	184	0.9	153	—	—
Total stock repurchases	12.0	$1,853	0.9	$153	9.1	$771

Components of accumulated other comprehensive income
The components of accumulated other comprehensive income (AOCI) were as follows (in millions):

	Foreign currency translation	Cash flow hedges	Available-for-sale securities	Other	AOCI
Balance as of December 31, 2012	$12	$(35)	$183	$(14)	$146
Foreign currency translation adjustments	(71)	—	—	—	(71)
Unrealized gains (losses)	—	88	(284)	(1)	(197)
Reclassification adjustments to income	—	(85)	(75)	—	(160)
Other	—	—	—	(2)	(2)
Income taxes	(9)	(1)	133	—	123
Balance as of December 31, 2013	(68)	(33)	(43)	(17)	(161)
Foreign currency translation adjustments	(218)	—	—	—	(218)
Unrealized gains	—	298	37	1	336
Reclassification adjustments to income	—	203	1	—	204
Other	—	—	—	1	1
Income taxes	22	(178)	(14)	—	(170)
Balance as of December 31, 2014	(264)	290	(19)	(15)	(8)
Foreign currency translation adjustments	(257)	—	—	—	(257)
Unrealized gains (losses)	—	150	(299)	8	(141)
Reclassification adjustments to income	—	(143)	76	—	(67)
Other	—	—	—	1	1
Income taxes	10	—	(18)	—	(8)
Balance as of December 31, 2015	$(511)	$297	$(260)	$(6)	$(480)

Reclassifications out of accumulated other comprehensive income
The reclassifications out of AOCI to earnings were as follows (in millions):

	Amounts reclassified out of AOCI
Components of AOCI	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013	Line item affected in the Statements of Income
Cash flow hedges:
Foreign currency contract gains	$326	$28	$4	Product sales
Cross-currency swap contract (losses) gains	(182)	(230)	82	Interest and other income, net
Forward interest rate contract losses	(1)	(1)	(1)	Interest expense, net
	143	(203)	85	Total before income tax
	(53)	74	(33)	Tax benefit (expense)
	$90	$(129)	$52	Net of taxes
Available-for-sale securities:
Net realized (losses) gains	$(76)	$(1)	$75	Interest and other income, net
	18	—	(28)	Tax benefit (expense)
	$(58)	$(1)	$47	Net of taxes